Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income tax expense [Abstract]
Income tax expense

(a)	Income tax expense for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Current income tax expense	~~W~~	896,755	1,115,724	1,131,254
Temporary differences		383,190	296,244	131,862
Income tax recognized in other comprehensive income		(11,600)	(142,844)	(7,321)

Income tax expenses	~~W~~	1,268,345	1,269,124	1,255,795

Income tax expense calculated by multiplying net income before tax with the tax rate
(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Profit before income taxes	~~W~~	4,466,610	4,911,508	4,753,871

Income taxes at statutory tax rates		1,222,840	1,345,187	1,301,836
Adjustments:
Non-taxable income		(9,561)	8,500	(4,932)
Non-deductible expense		12,854	18,461	14,529
Tax credit		(23,317)	(2,289)	(88)
Other		65,529	(100,735)	(55,550)

Income tax expense	~~W~~	1,268,345	1,269,124	1,255,795

Effective tax rate	%	28.40	25.84	26.42

Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Beginning Balance		Business combination	Profit or loss	Other comprehensive income(loss)	Ending Balance (*)
Unearned income	~~W~~	(255,336)	(62,077)	(14,266)	—	(331,679)
Account receivable		(24,139)	—	(2,185)	—	(26,324)
Financial assets at fair value through profit or loss		48,277	9,284	(20,972)	(56,654)	(20,065)
Securities at fair value through other comprehensive income		177,358	(554,017)	425,491	(130,344)	(81,512)
Investment in associates		24,743	—	(5,937)	(48)	18,758
Valuation and depreciation of property and equipment		(161,996)	—	10,950	—	(151,046)
Derivative asset (liability)		111,751	(1,132)	(97,147)	7,533	21,005
Deposits		28,036	—	2,605	—	30,641
Accrued expenses		132,689	15,298	(2,493)	—	145,494
Defined benefit obligation		447,658	4,805	33,321	20,348	506,132
Plan assets		(446,323)	(4,610)	(57,165)	958	(507,140)
Other provisions		194,475	2,283	16,297	—	213,055
Allowance for acceptances and guarantees		29,157	42,234	8,623	—	80,014
Allowance related to asset revaluation		(49,713)	—	—	—	(49,713)
Allowance for expensing depreciation		(465)	—	64	—	(401)
Deemed dividend		—	—	—	—	—
Accrued contributions		21,711	—	15,107	—	36,818
Financial instruments designated at fair value through profit of loss		(87,408)	—	130,225	—	42,817
Allowances		48,784	—	(10,716)	—	38,068
Fictitious dividend		1,325	—	16	—	1,341
Liability under insurance contracts		22,593	—	1,554	—	24,147
Deficit carried over		—	—	—	—	—
Others		(225,676)	204,351	(537,808)	15,363	(543,770)

		37,501	(343,581)	(104,436)	(142,844)	(553,360)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		367,444	—	(47,433)	—	320,011

	~~W~~	404,945	(343,581)	(151,869)	(142,844)	(233,349)

(*)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~1,530 million due to foreign exchange rate movements.

	2020
	Beginning Balance		Business combination	Profit or loss	Other comprehensive income(loss)	Ending Balance (*)
Unearned income	~~W~~	(331,679)	—	3,401	—	(328,278)
Account receivable		(26,324)	—	(2,754)	—	(29,078)
Financial assets measured at fair value		(101,577)	1,750	(28,950)	(13,308)	(142,085)
Investment in associates and etc		18,758	—	144,390	(1,878)	161,270
Valuation and depreciation of property and equipment		(151,046)	7	253	—	(150,786)
Derivative asset (liability)		21,005	—	(80,357)	3,762	(55,590)
Deposits		30,641	—	(3,009)	—	27,632
Accrued expenses		145,494	441	(5,071)	—	140,864
Defined benefit obligation		506,132	209	39,072	(6,759)	538,654
Plan assets		(507,140)	—	(47,934)	1,167	(553,907)
Other provisions		213,055	—	99,223	—	312,278
Allowance for acceptances and guarantees		80,014	—	8,036	—	88,050
Allowance related to asset revaluation		(49,713)	—	—	—	(49,713)
Allowance for expensing depreciation		(401)	—	64	—	(337)
Deemed dividend		—	—	—	—	—
Accrued contributions		36,818	—	(20,200)	—	16,618
Financial instruments designated at fair value through profit of loss		42,817	—	(71,043)	—	(28,226)
Allowances		38,068	—	185,583	—	223,651
Fictitious dividend		1,341	—	14,950	—	16,291
Liability under insurance contracts		24,147	—	(22,408)	—	1,739
Deficit carried over		—	—	311	—	311
Others		(543,770)	451	(304,112)	9,695	(837,736)

		(553,360)	2,858	(90,555)	(7,321)	(648,378)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		320,011	—	(35,944)	—	284,067

	~~W~~	(233,349)	2,858	(126,499)	(7,321)	(364,311)

(*)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~1,960 million due to foreign exchange rate movements.

Deferred tax assets and liabilities that were directly charged or credited to equity

(d)	Deferred tax assets and liabilities that are directly charged or credited to equity for the years ended December 31, 2019 and 2020 are as follows:

	January 1, 2019			Changes		December 31, 2019
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	11,713	(8,754)	427,657	(124,147)	439,370	(132,901)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		235	(65)	(11,621)	3,196	(11,386)	3,131
Foreign currency translation adjustments for foreign operations		(306,766)	(15,087)	98,418	5,970	(208,348)	(9,117)
Gain (loss) on cash flow hedge		(24,485)	6,733	(23,492)	7,533	(47,977)	14,266
Equity in other comprehensive income of associates		4,957	(74)	3,343	(48)	8,300	(122)
The accumulated other comprehensive income in separate account (*)		5,672	(1,560)	14,382	(3,955)	20,054	(5,515)
Remeasurements of the defined benefit liability		(477,382)	130,700	(76,156)	21,306	(553,538)	152,006
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		(108,655)	29,597	207,333	(56,654)	98,678	(27,057)

	~~W~~	(894,711)	141,490	639,864	(146,799)	(254,847)	(5,309)

	January 1, 2020			Changes		December 31, 2020
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	439,370	(132,901)	(103,570)	23,912	335,800	(108,989)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(11,386)	3,131	4,253	(1,170)	(7,133)	1,961
Foreign currency translation adjustments for foreign operations		(208,348)	(9,117)	(166,596)	7,000	(374,944)	(2,117)
Gain (loss) on cash flow hedge		(47,977)	14,266	(19,958)	5,498	(67,935)	19,764
Equity in other comprehensive income of associates		8,300	(122)	(1,450)	(1,878)	6,850	(2,000)
The accumulated other comprehensive income in separate account (*)		20,054	(5,515)	5,358	(1,473)	25,412	(6,988)
Remeasurements of the defined benefit liability		(553,538)	152,006	21,362	(5,610)	(532,176)	146,396
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		98,678	(27,057)	125,371	(35,073)	224,049	(62,130)

	~~W~~	(254,847)	(5,309)	(135,230)	(8,794)	(390,077)	(14,103)

(*)

Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, are included in the other liabilities of principle and interest guaranteed separate account’s financial statement.

The amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets
(e)	There is no the amount of deductible temporary differences, unused tax losses, and unused tax credits that are not recognized as deferred tax assets as of December 31, 2019 and 2020.

The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities
(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2019 and 2020 are as follows:

	2019		2020
Investment in associates	~~W~~	(766,888)	(897,110)

Deferred tax assets and liabilities presented on a gross basis prior to any offsetting
(g)

The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2019 and 2020 are as follows:

	2019		2020
Deferred tax assets	~~W~~	518,337	440,430
Deferred tax liabilities		(751,686)	(804,741)